Debt Securities Held-to-maturity - Aggregate Amortized Cost and Fair Value of HTMS by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Held-to-maturity Securities, Classified [Abstract]
Amortized cost - Within 1 year	$ 4,240
Amortized cost - After 1 to 5 years	14,420
Amortized cost - After 5 to 10 years	11,280
Amortized cost - After 10 years	49,521
Amortized cost	79,461	$ 92,621
Fair Value - within 1 year	4,237
Fair Value - After 1 to 5 years	14,421
Fair Value - After 5 to 10 years	11,262
Fair Value - After 10 years	53,448
Held to maturity securities fair value	$ 83,368	$ 94,891